------------------------------
                                                  OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0570

                                                  Expires: September 30, 2007

                                                  Estimated average burden
                                                  hours per response: 19.4
                                                  ------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-09000
                                   -----------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 3100 Tower Boulevard, Suite 700          Durham, North Carolina       27707
--------------------------------------------------------------------------------
              (Address of principal executive offices)               (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc.   3100 Tower Boulevard, Suite 700   Durham, NC 27707
---------------------------------------------------------------------------------------
                         (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                     ----------------------

Date of fiscal year end:        June 30, 2005
                          ----------------------------------

Date of reporting period:       June 30, 2005
                          ----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.







                                 ANNUAL REPORT
                                 JUNE 30, 2005








                               [GRAPHIC OMITTED]
                                 OAK VALUE FUND









                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                              August, 2005
================================================================================

Dear Fellow Oak Value Fund Shareholders:

The operating information and results for the Oak Value Fund (the "Fund") for its fiscal year ended June 30, 2005 are presented in the pages that follow. During the most recent fiscal year, the Fund achieved a percentage increase that roughly tracked its benchmark, the S&P 500 Index (see page 7 for performance table). We attribute no particular significance to any particular twelve month period, a horizon that is decidedly shorter than the multi-year framework in which we evaluate existing and potential investments.

Almost all of the return for the year ended June 30, 2005 can be traced to post-election price improvement in late 2004, with negative results early that summer and fall leading up to the election, and no change to speak of thus far in 2005. We provide a discussion, in the MANAGEMENT DISCUSSION AND ANALYSIS that follows this letter, of the market conditions and investment strategies that significantly affected the Fund's performance during its latest fiscal year.

We remain actively engaged in analyzing information that is timely and relevant to the future prospects of a few quality companies suitable for the Fund portfolio. The environment for us to ply our skills has grown marginally more attractive as businesses have made progress while market prices have remained largely inert. Our research effort continues apace, and it remains our expectation that our efforts will surface additional opportunities in selected individual good businesses, with good management, offered at attractive prices. We remain optimistic about prospective long-term results, if stock prices broadly track Fund portfolio companies' underlying business progress over time, though we of course provide no guarantees with respect to prospective returns.

We continue to advise Fund shareholders to maintain both modest return expectations and cautious optimism about the Fund's investment portfolio.
Particularly over shorter time horizons, we often note that "whatever can happen, will happen." Fund and equity market returns will remain volatile, likely including periods of negative performance. On average and over the long term, we expect a commitment to our proven investment principles to continue to yield capital appreciation.

We would like to take this opportunity to thank you for your continued interest and Fund share ownership, and we welcome your questions and comments. We encourage shareholders to visit the Fund's website at WWW.OAKVALUEFUND.COM for various periodic commentaries that we make available. We appreciate the commitment you have made as long-term shareholders and we remain focused on rewarding that patience over time with returns that are both respectable in the absolute and competitive with alternatives.


Oak Value Fund Co-Managers,

/s/ David R. Carr, Jr.     /s/ Larry D. Coats, Jr.   /s/ Matthew F. Sauer

David R. Carr, Jr.         Larry D. Coats, Jr.       Matthew F. Sauer


Note: Please see the Important Information section of this report for disclosure that applies to both this letter and the Management Discussion and Analysis that follows.

IMPORTANT INFORMATION

THIS MANAGEMENT DISCUSSION AND ANALYSIS SEEKS TO DESCRIBE SOME OF THE OAK VALUE FUND ("THE FUND") MANAGERS' CURRENT VIEWS OF THE MARKET THAT SHAREHOLDERS MAY FIND RELEVANT AND TO PROVIDE A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LATEST FISCAL YEAR.

ANY LISTING OR DISCUSSION OF SPECIFIC SECURITIES IS INTENDED TO HELP SHAREHOLDERS UNDERSTAND THE FUND'S INVESTMENT STRATEGIES AND/OR FACTORS THAT INFLUENCED THE FUND'S INVESTMENT PERFORMANCE, AND SHOULD NOT BE REGARDED AS A RECOMMENDATION OF ANY SECURITY. WE BELIEVE WE HAVE A REASONABLE BASIS FOR ANY OPINIONS EXPRESSED, THOUGH ACTUAL RESULTS MAY DIFFER, SOMETIMES SIGNIFICANTLY SO, FROM THOSE WE EXPECT AND EXPRESS. STATEMENTS REFERRING TO FUTURE ACTIONS OR EVENTS, SUCH AS THE FUTURE FINANCIAL PERFORMANCE OR ONGOING BUSINESS STRATEGIES OF THE COMPANIES IN WHICH THE FUND INVESTS, ARE BASED ON THE CURRENT EXPECTATIONS AND PROJECTIONS ABOUT FUTURE EVENTS PROVIDED BY VARIOUS SOURCES, INCLUDING COMPANY MANAGEMENT. THESE STATEMENTS ARE NOT GUARANTEES OF FUTURE PERFORMANCE, AND ACTUAL EVENTS AND RESULTS MAY DIFFER MATERIALLY FROM THOSE DISCUSSED HEREIN.

ANY OPINIONS AND VIEWS EXPRESSED RELATED TO THE PROSPECTS OF ANY INDIVIDUAL FUND PORTFOLIO HOLDINGS OR GROUPING THEREOF OR OF THE FUND ITSELF ARE "FORWARD LOOKING STATEMENTS" WHICH MAY OR MAY NOT PROVE TO BE ACCURATE OVER THE LONG-TERM WHEN VIEWED FROM THE PERSPECTIVE OF HINDSIGHT. FORWARD LOOKING STATEMENTS CAN BE IDENTIFIED BY WORDS, PHRASES, AND EXPRESSIONS SUCH AS "BELIEVE," "EXPECT," "ANTICIPATE," "IN OUR VIEW," "IN OUR OPINION," OR SIMILAR TERMINOLOGY WHEN DISCUSSING PROSPECTS FOR PARTICULAR FUND PORTFOLIO COMPANIES OR GROUPINGS OF COMPANIES, AND/OR OF THE FUND ITSELF. WE CANNOT ASSURE FUTURE RESULTS OR PERFORMANCE. YOU SHOULD NOT PLACE UNDUE RELIANCE ON FORWARD LOOKING STATEMENTS, WHICH ARE EFFECTIVE ONLY AS OF THE DATE OF THIS REPORT. WE RECOGNIZE NO OBLIGATION TO UPDATE OR ALTER SUCH FORWARD LOOKING STATEMENTS, WHETHER AS A RESULT OF CHANGES IN OUR OPINION OR ANALYSIS, SUBSEQUENT INFORMATION, FUTURE EVENTS, OR OTHER CIRCUMSTANCES.

ANY DISPLAYS DETAILING A SUMMARY OF HOLDINGS (E.G., TOP HOLDINGS, PURCHASES AND SALES, LARGEST NET CONTRIBUTORS, ETC.) ARE BASED ON THE FUND'S HOLDINGS ON JUNE 30, 2005 OR HELD DURING THE FISCAL YEAR ENDED JUNE 30, 2005. REFERENCES TO SECURITIES PURCHASED OR HELD ARE ONLY AS OF THE DATE OF THIS COMMUNICATION TO SHAREHOLDERS. ALTHOUGH THE FUND'S INVESTMENT ADVISER FOCUSES ON LONG-TERM INVESTMENTS, HOLDINGS ARE SUBJECT TO CHANGE.

THIS LETTER TO SHAREHOLDERS AND MANAGEMENT DISCUSSION AND ANALYSIS MAY INCLUDE STATISTICAL AND OTHER FACTUAL INFORMATION OBTAINED FROM THIRD-PARTY SOURCES. WE BELIEVE THOSE SOURCES TO BE ACCURATE AND RELIABLE; HOWEVER, WE ARE NOT RESPONSIBLE FOR ERRORS BY THEM ON WHICH WE REASONABLY RELY. IN ADDITION, OUR COMMENTS ARE INFLUENCED BY OUR ANALYSIS OF INFORMATION FROM A WIDE VARIETY OF SOURCES AND MAY CONTAIN SYNTHESES, SYNOPSES, OR EXCERPTS OF IDEAS FROM WRITTEN OR ORAL VIEWPOINTS PROVIDED TO US BY INVESTMENT, INDUSTRY, PRESS AND OTHER PUBLIC SOURCES ABOUT VARIOUS ECONOMIC, POLITICAL, CENTRAL BANK, AND OTHER SUSPECTED INFLUENCES ON INVESTMENT MARKETS.

ALTHOUGH OUR COMMENTS FOCUS ON THE MOST RECENT FISCAL YEAR, WE USE THIS PERSPECTIVE ONLY BECAUSE IT REFLECTS INDUSTRY CONVENTION AND REGULATORY
EXPECTATIONS AND REQUIREMENTS. THE FUND AND ITS INVESTMENT ADVISER DO NOT SUBSCRIBE TO THE NOTION THAT TWELVE-MONTH PERIODS OR OTHER SHORT-TERM PERIODS ARE EITHER APPROPRIATE FOR MAKING JUDGMENTS OR USEFUL IN SETTING LONG-TERM EXPECTATIONS FOR RETURNS FROM OUR, OR ANY OTHER, INVESTMENT STRATEGY. THE FUND AND ITS INVESTMENT ADVISER DO NOT SUBSCRIBE TO ANY PARTICULAR VIEWPOINT ABOUT CAUSES AND EFFECTS OF EVENTS IN THE BROAD CAPITAL MARKETS, OTHER THAN THAT THEY ARE NOT PREDICTABLE IN ADVANCE. SPECIFICALLY, NOTHING CONTAINED IN THE LETTER TO SHAREHOLDERS OR MANAGEMENT DISCUSSION AND ANALYSIS SHOULD BE CONSTRUED AS A
FORECAST  OF OVERALL  MARKET  MOVEMENTS,  EITHER IN THE SHORT OR LONG TERM.

ANY HEADINGS, TITLES, SECTION DIVIDERS, QUOTATIONS, OR OTHER DEVICES USED HEREIN ARE PROVIDED FOR THE CONVENIENCE OF THE READER AND PURPOSES OF STYLE. THEY ARE NOT REQUIRED ELEMENTS OF THE PRESENTATION AND MAY OR MAY NOT BE APPLIED IDENTICALLY IN SIMILAR PUBLICATIONS OVER TIME. ANY REFERENCES AND/OR HYPERLINKS TO OTHER SOURCE MATERIAL OR WEB SITES CONTAINED IN THIS MATERIAL ARE PROVIDED FOR YOUR CONVENIENCE AND INFORMATION. WE DO NOT ASSUME ANY RESPONSIBILITY OR LIABILITY FOR ANY INFORMATION ACCESSED VIA LINKS TO OR REFERENCED IN THIRD PARTY LOCATIONS OR WEB SITES. THE EXISTENCE OF THESE LINKS AND REFERENCES IS NOT AN ENDORSEMENT, APPROVAL OR VERIFICATION BY US OF ANY CONTENT AVAILABLE ON ANY THIRD PARTY SITE. IN PROVIDING ACCESS TO OTHER WEB SITES, WE ARE NOT RECOMMENDING THE PURCHASE OR SALE OF THE STOCK ISSUED BY ANY COMPANY, NOR ARE WE ENDORSING PRODUCTS OR SERVICES MADE AVAILABLE BY THE SPONSOR OF ANY THIRD PARTY WEB SITE.

WE DO NOT ATTEMPT TO ADDRESS SPECIFICALLY HOW INDIVIDUAL SHAREHOLDERS HAVE FARED, SINCE SHAREHOLDERS ALSO RECEIVE ACCOUNT STATEMENTS SHOWING THEIR HOLDINGS AND TRANSACTIONS. INFORMATION CONCERNING THE PERFORMANCE OF THE FUND AND OUR RECOMMENDATIONS OVER THE LAST YEAR ARE AVAILABLE UPON REQUEST. YOU SHOULD NOT ASSUME THAT FUTURE RECOMMENDATIONS WILL BE AS PROFITABLE AS OR WILL EQUAL PAST RECOMMENDATIONS.

PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. ANY PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. PERFORMANCE DATA IS UPDATED MONTHLY AND IS AVAILABLE ON THE FUND'S WEBSITE AT WWW.OAKVALUEFUND.COM.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. FOR A PROSPECTUS, PLEASE CALL 1
(800) 622-2474 OR VISIT THE FUND'S WEBSITE AT WWW.OAKVALUEFUND.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

OAK VALUE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Rising interest rates are generally no friend of capital markets, and the trailing twelve months including seven Federal Reserve rate increases have been something of a quiet period for stock market results. Interestingly, both the Fund and the overall stock market posted positive results despite a climate of concern about rising energy prices, their effect on inflation, and interest rates. The Fund performed roughly in line with its performance benchmark, the S&P 500 Index, for the fiscal year ended June 30, 2005.

As shareholders may recall, we avoid allowing opinion on the overall market or macro events to chart our investing course. On the contrary, we prefer to consistently focus our effort on understanding and owning on behalf of Fund shareholders, a few good businesses, with good management, purchased at attractive prices. While we are certainly observers of the economic backdrop, we remain most keenly attuned to implications those conditions may have for specific businesses in the context of our pursuit of above average results over the long-term.

The Fund recorded positive outcomes in diverse businesses that helped compensate for the lack of any energy and utilities exposure during a time when those companies have recorded above average performance. Most notably, the Fund's performance was fueled by several important consumer related companies, especially a very compelling outcome from a large commitment to beverage alcohol company, Constellation Brands, Inc., the best performer during the fiscal year. Several of the Fund's holdings which are categorized as "diversified" were detractors from performance for the fiscal year. In the most glaring example, shares of the Fund's largest portfolio commitment, Berkshire Hathaway, Inc., lost ground during the period. This decline occurred in direct contrast to our opinion about the progression of Berkshire's underlying business value.

A summary of the top 5 and bottom 5 positions contributing to performance for the fiscal year are shown on the next page, along with their position sizes as a percent of the Fund's net assets at fiscal year-end.

==============================================================================================
                               TOP TEN HOLDINGS AS OF JUNE 30, 2005
==============================================================================================
         COMPANY                  PRIMARY BUSINESS                       S&P SECTOR
==============================================================================================
 AFLAC                   Supplemental Health & Life Insurance        Financials
----------------------------------------------------------------------------------------------
 Berkshire Hathaway      Reinsurance & Capital Allocation            Financials
----------------------------------------------------------------------------------------------
 Cadbury Schweppes       Beverages & Confectionery Distribution      Consumer Discretionary
----------------------------------------------------------------------------------------------
 Cendant                 Travel, Hospitality & Mortgage Finance      Industrials
----------------------------------------------------------------------------------------------
 Constellation Brands    Wine, Beer & Spirits                        Consumer Staples
----------------------------------------------------------------------------------------------
 E.W. Scripps            Entertainment & Information/Media           Consumer Discretionary
----------------------------------------------------------------------------------------------
 Equifax                 Credit Reporting Decision Support Services  Industrials
----------------------------------------------------------------------------------------------
 IMS Health              Pharmaceutical Market Information           Healthcare
----------------------------------------------------------------------------------------------
 Time Warner             Entertainment & Information/Media           Consumer Discretionary
----------------------------------------------------------------------------------------------
 Zale                    Fine Jewelry Retailing                      Consumer Discretionary
----------------------------------------------------------------------------------------------

================================================================================
                 LARGEST NET CONTRIBUTORS TO INVESTMENT RESULTS
                            YEAR ENDED JUNE 30, 2005
================================================================================
        POSITIVE            6/30/05            NEGATIVE              6/30/05
      CONTRIBUTORS      % OF NET ASSETS      CONTRIBUTORS        % OF NET ASSETS
================================================================================
  AFLAC                      6.95%         Berkshire Hathaway1        8.80%
--------------------------------------------------------------------------------
  Constellation Brands       5.20%         Cendant                    5.35%
--------------------------------------------------------------------------------
  Cox Communications         Sold          Dow Jones                  Sold
--------------------------------------------------------------------------------
  Equifax                    5.22%         Tyco                       4.04%
--------------------------------------------------------------------------------
  Zale                       7.18%         Viacom                     3.49%
--------------------------------------------------------------------------------
1 CLASS A AND B SHARES COMBINED.
--------------------------------------------------------------------------------

The Fund's cash balance increased slightly year-over-year, as we sold what had formerly been a full Fund position in PartnerRe Ltd. late in the fiscal year, and had yet to redeploy those cash proceeds.

In the teeth of a somewhat tentative investment landscape, we find the valuations in the Fund's portfolio positions, on average, to be compelling. Despite entirely rational concerns about interest rates, gas prices, and other economic items, we note that even broadly speaking, respectable progress in earnings and corporate financial position have generally not been accompanied by proportionate increases in stock prices for the last several years. More specifically in our ongoing research investigations, progress in recent years has resulted in cleaner, healthier balance sheets, good cash conversion profiles, and achievable growth prospects in select companies within the Fund portfolio or under research consideration.

================================================================================
NEW/ELIMINATED PURCHASE AND SALE ACTIVITY  -  TWELVE MONTHS ENDED JUNE 30, 2005
================================================================================
        POSITION                PRIMARY BUSINESS              S&P Sector
================================================================================
                                   PURCHASED
--------------------------------------------------------------------------------
 Boston Scientific         Medical Devices               Healthcare
--------------------------------------------------------------------------------
 Diageo                    Wine, Beer & Spirits          Consumer Staples
--------------------------------------------------------------------------------
 Entercom Communications   Radio Broadcasting            Consumer Discretionary
--------------------------------------------------------------------------------
 Tyco International        Fire & Security/Health
                           Care/Electronics              Industrials
--------------------------------------------------------------------------------
 United Technologies       Commercial Services/          Industrials
                           Fire & Security/Aerospace
--------------------------------------------------------------------------------
 Viacom                    Broadcasting, Entertainment   Consumer Discretionary
                           & Online Media
--------------------------------------------------------------------------------
 Willis Group Holdings     Insurance Brokerage           Financials
--------------------------------------------------------------------------------
                                      SOLD
--------------------------------------------------------------------------------
 AutoZone                  Retail Automobile Parts and   Consumer  Discretionary
                           Accessories
--------------------------------------------------------------------------------
 Cox Communications        Cable TV and Communication    Consumer  Discretionary
                           Services
--------------------------------------------------------------------------------
 Dow Jones                 Newspaper and Publishing      Consumer Discretionary
                           Services
--------------------------------------------------------------------------------
 Hewlett-Packard           Imaging and Technology        Information Technology
                           Devices and Services
--------------------------------------------------------------------------------
 Merck                     Pharmaceutical Research and   Healthcare
                           Distribution
--------------------------------------------------------------------------------
 PartnerRe                 Commercial Risk Transfer      Financials
--------------------------------------------------------------------------------
 PHH                       Mortgage and Fleet            Financials
                           Management Services
--------------------------------------------------------------------------------
 Ross Stores               Off-Price Retail              Consumer Discretionary
--------------------------------------------------------------------------------
 XL Capital                Property and Casualty         Financials
                           Insurance/Reinsurance
--------------------------------------------------------------------------------

OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OAK VALUE FUND AND THE STANDARD AND POOR'S 500 INDEX


                               [GRAPHIC OMITTED]


           S&P 500 INDEX                               OAK VALUE FUND
           -------------                               --------------

         DATE         BALANCE                        DATE        BALANCE
         ----         -------                        ----        -------

       06/30/95      $10,000                       06/30/95      $10,000
       12/31/95       11,445                       12/31/95       11,615
       06/30/96       12,600                       06/30/96       12,904
       12/31/96       14,072                       12/31/96       14,982
       06/30/97       16,972                       06/30/97       18,014
       12/31/97       18,767                       12/31/97       20,630
       06/30/98       22,091                       06/30/98       24,239
       12/31/98       24,131                       12/31/98       24,535
       06/30/99       27,118                       06/30/99       25,887
       12/31/99       29,208                       12/31/99       23,768
       06/30/00       29,084                       06/30/00       23,840
       12/31/00       26,549                       12/31/00       28,087
       06/30/01       24,771                       06/30/01       29,400
       12/31/01       23,393                       12/31/01       27,955
       06/30/02       20,315                       06/30/02       24,458
       12/31/02       18,223                       12/31/02       21,151
       06/30/03       20,366                       06/30/03       25,106
       12/31/03       23,451                       12/31/03       27,942
       06/30/04       24,258                       06/30/04       28,482
       12/31/04       26,002                       12/31/04       30,170
       06/30/05       25,792                       06/30/05       30,249




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


------------------------------------------------------------------------------------------------------------------------------------
                                                       CUMULATIVE TOTAL RETURNS(A)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Year-to-Date       Since
             Calendar Calendar Calendar Calendar Calendar Calendar Calendar Calendar Calendar Calendar     2005         Inception*
               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004  (as of 6/30/05)(as of 6/30/05)
------------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund  28.89% 28.99%   37.70%   18.93%   -3.12%   18.17%   -0.47%  -24.34%   32.11%    7.97%    0.26%(B)       303.32%(B)
S&P 500 Index   37.58% 22.96%   33.36%   28.58%   21.04%   -9.12%  -11.90%  -22.10%   28.68%   10.88%   -0.81%(B)       244.61%(B)
------------------------------------------------------------------------------------------------------------------------------------


                         AVERAGE ANNUAL TOTAL RETURNS(A)
--------------------------------------------------------------------------------
                                  FOR THE PERIODS ENDED JUNE 30, 2005
                        --------------------------------------------------------
                                                                       SINCE
                        ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS  INCEPTION*
--------------------------------------------------------------------------------
 Oak Value Fund .......   6.20%      7.34%        4.88%      11.70%    11.86%
 S&P 500 Index ........   6.32%      8.28%       -2.37%       9.94%    10.45%

*    Inception date of the Oak Value Fund was January 18, 1993.
(A) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(B) Not annualized.

OAK VALUE FUND
PORTFOLIO INFORMATION
JUNE 30, 2005 (UNAUDITED)
================================================================================

DISTRIBUTION BY BUSINESS CATEGORY

                                               Consumer Related - 22.2%
                                               Diversified - 20.3%
                                               Finance Related - 16.0%
                                               Healthcare - 1.9%
          [GRAPHIC OMITTED]                    Insurance - 6.9%
                                               Media - 17.5%
                                               Technology - 5.2%
                                               Telecommunications - 5.0%
                                               Cash Equivalents - 5.0%

TEN LARGEST ISSUERS

                                                     % OF
                COMPANY                            NET ASSETS
                -------------------------------------------------
                Berkshire Hathaway, Inc.             8.80%
                Zale Corp.                           7.18%
                AFLAC, Inc.                          6.95%
                E.W. Scripps Co. (The)               6.63%
                Cadbury Schweppes PLC - ADR          5.76%
                Time Warner, Inc.                    5.46%
                Cendant Corp.                        5.35%
                Equifax, Inc.                        5.22%
                IMS Health, Inc.                     5.21%
                Constellation Brands, Inc.           5.20%

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
================================================================================
ASSETS
Investments in securities:
  At cost ...................................................... $ 170,660,456
                                                                 =============
  At market value (Note 1) ..................................... $ 242,693,380
Receivable for investment securities sold ......................     6,186,731
Receivable for capital shares sold .............................       214,574
Dividends receivable ...........................................       128,820
Other assets ...................................................        74,674
                                                                 -------------
  TOTAL ASSETS .................................................   249,298,179
                                                                 -------------

LIABILITIES
Payable for capital shares redeemed ............................       249,431
Accrued investment advisory fees (Note 3) ......................       184,841
Payable to affiliate (Note 3) ..................................        29,650
Other accrued expenses and liabilities .........................        51,995
                                                                 -------------
  TOTAL LIABILITIES ............................................       515,917
                                                                 -------------

NET ASSETS ..................................................... $ 248,782,262
                                                                 =============
Net assets consist of:
Paid-in capital ................................................ $ 177,142,593
Accumulated net realized losses from security transactions .....      (393,255)
Net unrealized appreciation on investments .....................    72,032,924
                                                                 -------------
Net assets ..................................................... $ 248,782,262
                                                                 =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...................     8,071,029
                                                                 =============

Net asset value, offering price and redemption price per
  share (A) .................................................... $       30.82
                                                                 =============


(A) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 1).

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
================================================================================
INVESTMENT INCOME
Dividends ...................................................... $   2,179,778
                                                                 -------------

EXPENSES
Investment advisory fees (Note 3) ..............................     2,258,904
Transfer agent and shareholder services fees (Note 3) ..........       242,623
Administration fees (Note 3) ...................................       188,083
Trustees' fees and expenses ....................................       110,156
Professional fees ..............................................        68,754
Postage and supplies ...........................................        59,646
Fund accounting fees (Note 3) ..................................        49,116
Registration fees ..............................................        38,274
Insurance expense ..............................................        37,758
Compliance service fees (Note 3) ...............................        33,149
Custodian fees .................................................        25,957
Printing fees ..................................................        17,035
Other expenses .................................................        23,396
                                                                 -------------
  TOTAL EXPENSES ...............................................     3,152,851
                                                                 -------------

NET INVESTMENT LOSS ............................................      (973,073)
                                                                 -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ..................    14,409,303
Net change in unrealized appreciation/depreciation on investments    1,545,330
                                                                 -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............    15,954,633
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................... $  14,981,560
                                                                 =============

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

==============================================================================================
                                                                YEAR               YEAR
                                                                ENDED              ENDED
                                                               JUNE 30,          JUNE 30,
                                                                 2005              2004
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ....................................   $    (973,073)   $  (1,344,329)
  Net realized gains (losses) from security transactions .      14,409,303       (5,192,944)
  Net change in unrealized appreciation/depreciation on
    investments ..........................................       1,545,330       38,503,080
                                                             -------------    -------------
Net increase in net assets from operations ...............      14,981,560       31,965,807
                                                             -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................      45,708,435       86,650,844
  Proceeds from redemption fees collected (Note 1) .......          38,230            1,864
  Payments for shares redeemed ...........................     (71,433,511)    (131,712,530)
                                                             -------------    -------------
Net decrease in net assets from capital share transactions     (25,686,846)     (45,059,82)
                                                             -------------    -------------

NET DECREASE IN NET ASSETS ...............................     (10,705,286)     (13,094,015)

NET ASSETS
  Beginning of year ......................................     259,487,548      272,581,563
                                                             -------------    -------------
  End of year ............................................   $ 248,782,262    $ 259,487,548
                                                             =============    =============

ACCUMULATED NET INVESTMENT LOSS ..........................   $        --      $        --
                                                             =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ............................................       1,535,973        3,151,677
  Shares redeemed ........................................      (2,405,843)      (4,865,362)
                                                             -------------    -------------
  Net decrease in shares outstanding .....................        (869,870)      (1,713,685)
  Shares outstanding, beginning of year ..................       8,940,899       10,654,584
                                                             -------------    -------------
  Shares outstanding, end of year ........................       8,071,029        8,940,899
                                                             =============    =============

See accompanying notes to financial statements.

OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

===============================================================================================================================
                                                 YEAR            YEAR               YEAR            YEAR             YEAR
                                                ENDED            ENDED              ENDED           ENDED            ENDED
                                               JUNE 30,         JUNE 30,          JUNE 30,        JUNE 30,         JUNE 30,
                                                 2005             2004              2003            2002             2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....   $     29.02       $     25.58       $     24.92     $     30.74     $     25.13
                                            -----------       -----------       -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment loss ...................         (0.12)            (0.15)            (0.07)          (0.10)          (0.03)
  Net realized and unrealized gains
   (losses) on investments ..............          1.92              3.59              0.73           (5.05)           5.88
                                            -----------       -----------       -----------     -----------     -----------
Total from investment operations ........          1.80              3.44              0.66           (5.15)           5.85
                                            -----------       -----------       -----------     -----------     -----------

Less distributions:
  From net realized gains from
    security transactions ...............          --                --                --             (0.67)          (0.24)
                                            -----------       -----------       -----------     -----------     -----------

Proceeds from redemption
  fees collected (Note 1) ...............          0.00(A)           0.00(A)           --              --              --
                                            -----------       -----------       -----------     -----------     -----------

Net asset value at end of year ..........   $     30.82       $     29.02       $     25.58     $     24.92     $     30.74
                                            ===========       ===========       ===========     ===========     ===========

Total return(B) .........................          6.20%            13.45%             2.65%         (16.81%)         23.32%
                                            ===========       ===========       ===========     ===========     ===========

Net assets at end of year (000's) .......   $   248,782       $   259,488       $   272,582     $   279,736     $   346,405
                                            ===========       ===========       ===========     ===========     ===========

Ratio of expenses to
  average net assets (C) ................          1.25%             1.25%             1.36%           1.23%           1.22%

Ratio of net investment
  loss to average net assets ............         (0.39%)           (0.52%)           (0.33%)         (0.36%)         (0.12%)

Portfolio turnover rate .................            29%               24%               28%             63%             52%

(A)  Amount rounds to less than $0.01 per share.

(B) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C) Absent the use of earnings credits on cash balances, the ratios of expenses to average net assets would have been 1.24% and 1.23% for the years ended June 30, 2002 and June 30, 2001, respectively.

See accompanying notes to financial statements.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
================================================================================
   SHARES    COMMON STOCKS -- 95.0%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER RELATED -- 22.2%
    373,850  Cadbury Schweppes PLC - ADR ........................  $14,329,671
    438,200  Constellation Brands, Inc. - Class A (A) ...........   12,926,900
    171,350  Diageo PLC - ADR ...................................   10,161,055
    563,750  Zale Corp. (A) .....................................   17,865,238
                                                                   -----------
                                                                    55,282,864
                                                                   -----------
             DIVERSIFIED -- 20.3%
        115  Berkshire Hathaway, Inc. - Class A (A) .............    9,602,500
      4,413  Berkshire Hathaway, Inc. - Class B (A) .............   12,283,585
    595,150  Cendant Corp. ......................................   13,313,505
    344,300  Tyco International Ltd. ............................   10,053,560
    101,400  United Technologies Corp. ..........................    5,206,890
                                                                   -----------
                                                                    50,460,040
                                                                   -----------
             FINANCE RELATED -- 16.0%
    145,100  Ambac Financial Group, Inc. ........................   10,122,176
    221,150  Certegy, Inc. ......................................    8,452,353
    363,925  Equifax, Inc. ......................................   12,995,762
    255,025  Willis Group Holdings Ltd. .........................    8,344,418
                                                                   -----------
                                                                    39,914,709
                                                                   -----------
             HEALTHCARE -- 1.9%
    172,875  Boston Scientific Corp. (A) ........................    4,667,625
                                                                   -----------

             INSURANCE -- 6.9%
    399,475  AFLAC, Inc. ........................................   17,289,278
                                                                   -----------

             Media -- 17.5%
    337,970  E.W. Scripps Co. (The) - Class A ...................   16,492,936
    140,975  Entercom Communications Corp. (A) ..................    4,693,058
    812,425  Time Warner, Inc. (A) ..............................   13,575,622
    271,175  Viacom, Inc. - Class B .............................    8,683,023
                                                                   -----------
                                                                    43,444,639
                                                                   -----------
             TECHNOLOGY -- 5.2%
    523,550  IMS Health, Inc. ...................................   12,968,333
                                                                   -----------

             TELECOMMUNICATIONS -- 5.0%
    413,650  Comcast Corp. - Class A Special (A) ................   12,388,818
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $164,383,382) ............ $236,416,306
                                                                   -----------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    CASH EQUIVALENTS -- 2.5%                                 VALUE
--------------------------------------------------------------------------------
  6,277,074  First American Government Obligations Fund - Class Y
             (Cost $6,277,074)...................................  $ 6,277,074
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE -- 97.5%
             (Cost $170,660,456)................................. $242,693,380

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5%.......    6,088,882
                                                                   -----------

             NET ASSETS -- 100.0%................................ $248,782,262
                                                                   ===========

(A)  Non-income producing security.

 See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of shares of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2.00% if redeemed within 90 days of the date of purchase. For the year ended June 30, 2005, proceeds from redemption fees totaled $38,230.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States (GAAP). These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. There were no distributions during the years ended June 30, 2005 and June 30, 2004.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2005:

--------------------------------------------------------------------------------
Cost of portfolio investments .................................. $ 170,660,759
                                                                 =============
Gross unrealized appreciation .................................. $  75,808,382
Gross unrealized depreciation ..................................    (3,775,761)
                                                                 -------------
Net unrealized appreciation .................................... $  72,032,621
Capital loss carryforwards .....................................      (392,952)
                                                                 -------------
Total distributable earnings ................................... $  71,639,669
                                                                 =============
--------------------------------------------------------------------------------
The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to the tax deferral of losses on wash sales.

During the year ended June 30, 2005, the Fund utilized $14,399,570 of capital loss carryforwards to offset current year realized gains. As of June 30, 2005, the Fund had a capital loss carryforward of $392,952, which expires June 30, 2012. The capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

RECLASSIFICATION OF CAPITAL ACCOUNTS - For the year ended June 30, 2005, the Fund reclassified its net investment loss of $973,073 against paid-in-capital on the Statement of Assets and Liabilities. This reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2. INVESTMENT TRANSACTIONS

During the year ended June 30, 2005, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $69,299,659 and $106,380,995, respectively.

3. TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such trustees and officers receive no direct payments or fees from the Trust for serving as officers.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related statistical and research data, internal regulatory
compliance   services  and  executive  and  administrative   services.   Ultimus
supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, ..075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month. For the year ended June 30, 2005, Ultimus was paid $188,083 for administration fees.

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the year ended June 30, 2005, Ultimus was paid $86,056 for transfer agent and shareholder services fees.

The Fund has entered into agreements with certain financial intermediaries to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent.
Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the year ended June 30, 2005, the Fund paid $156,567 for such services. These fees are included as "Transfer agent and shareholder services fees" on the Statement of Operations.

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. During the year ended June 30, 2005, the Fund paid Ultimus $49,116 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $1,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets from $100 million to $500 million, .005% of such assets from $500 million to $1 billion and .0025% of such assets in excess of $1 billion. During the year ended June 30, 2005, Ultimus was paid $33,149 for such services. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses relating to these compliance services.

4. BANK LINE OF CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. During the year ended June 30, 2005, the Fund had no outstanding borrowings under the line of credit.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OAK VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of the Oak Value Fund of the Oak Value Trust:

We have audited the accompanying statement of assets and liabilities of the Oak Value Fund (the "Fund"), a series of the Oak Value Trust, including the schedule of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended June 30, 2001 were audited by other auditors whose report, dated August 3, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oak Value Fund as of June 30, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 19, 2005

OAK VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares held within 90 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                January 1, 2005   June 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00        $1,002.60         $6.21
Based on Hypothetical 5% Return
 (before expenses)                 $1,000.00        $1,018.60         $6.26
--------------------------------------------------------------------------------
Expenses are equal to the annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OAK VALUE FUND
TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================
OFFICERS AND INTERESTED TRUSTEES. The table below sets forth certain information about each of the Trust's Interested Trustees, as well as its executive officers.

---------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                            TERM OF                                     PORTFOLIOS       OTHER
                         POSITION(S)     OFFICE; TERM                                    IN FUND      DIRECTORSHIPS1
                         HELD WITH         SERVED IN       PRINCIPAL OCCUPATION(S)       COMPLEX        HELD BY
NAME, ADDRESS, AND AGE     TRUST            OFFICE           DURING PAST 5 YEARS         OVERSEEN      TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Larry D. Coats, Jr.*     Trustee and     Indefinite;       President, Chief Executive       1            None
3100 Tower Blvd.         President       Since:            Officer and Senior Portfolio
Suite 700                                July 2003         Manager with Oak Value
Durham, NC 27707                                           Capital Management, Inc;
Age: 45                                                    Prior to July 2003 Executive
                                                           Vice President and Portfolio
                                                           Manager with Oak Value
                                                           Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Matthew F. Sauer         Vice President  Indefinite;       Executive Vice President and     1            None
3100 Tower Blvd.                         Since:            Senior Portfolio Manager
Suite 700                                February 2002     with Oak Value Capital
Durham, NC 27707                                           Management, Inc.; Prior to
Age: 43                                                    January 2005, Senior Vice
                                                           President, Director of
                                                           Research and Portfolio
                                                           Manager with Oak Value
                                                           Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey         Vice President  Indefinite;       For more than the past five      1            None
225 Pictoria Drive                       Since:            years, Mr. Dorsey has been a
Suite 450                                June 2003         Managing Director of Ultimus
Cincinnati, OH 45246                                       Fund Solutions, LLC and
Age: 48                                                    Ultimus Fund Distributors,
                                                           LLC, the Fund's principal
                                                           underwriter.
---------------------------------------------------------------------------------------------------------------------
Mark J. Seger            Treasurer       Indefinite;       For more than the past five      1            None
225 Pictoria Drive                       Since:            years, Mr. Seger has been a
Suite 450                                June 2003         Managing Director of Ultimus
Cincinnati, OH 45246                                       Fund Solutions, LLC and
Age: 43                                                    Ultimus Fund Distributors, LLC.
---------------------------------------------------------------------------------------------------------------------
John F. Splain           Secretary       Indefinite;       For more than the past five      1            None
225 Pictoria Drive                       Since:            years, Mr. Splain has been a
Suite 450                                June 2003         Managing Director of Ultimus
Cincinnati, OH 45246                                       Fund Solutions, LLC and
Age: 48                                                    Ultimus Fund Distributors, LLC.
---------------------------------------------------------------------------------------------------------------------

* Mr. Coats is an "interested person," as defined by the 1940 Act, because of his employment with Oak Value Capital Management, Inc., the investment adviser to the Trust.
1 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

OAK VALUE FUND
TRUSTEES AND OFFICERS (CONTINUED) (UNAUDITED)
================================================================================
INDEPENDENT TRUSTEES. The following table sets forth certain information about the Trust's Independent Trustees.

---------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                            TERM OF                                     PORTFOLIOS       OTHER
                         POSITION(S)     OFFICE; TERM                                    IN FUND      DIRECTORSHIPS1
                         HELD WITH         SERVED IN       PRINCIPAL OCCUPATION(S)       COMPLEX        HELD BY
NAME, ADDRESS, AND AGE     TRUST            OFFICE           DURING PAST 5 YEARS         OVERSEEN      TRUSTEE
---------------------------------------------------------------------------------------------------------------------
C. Russell Bryan         Trustee         Indefinite;       For more than the past five      1            None
112 Tryon Plaza                          Since:            years, Mr. Bryan has been a
Suite 1500                               May 1995          Managing Director of
Charlotte, NC 28284                                        Brookwood Associates, L.L.C.
Age: 45                                                    (an investment banking firm).
---------------------------------------------------------------------------------------------------------------------
John M. Day              Trustee         Indefinite;       For more than the past five      1            None
5151 Glenwood Ave.                       Since:            years, Mr. Day has been
Raleigh, NC 27612                        May 1995          Managing Partner, Maynard
Age: 51                                                    Capital Partners (an
                                                           investment firm).
---------------------------------------------------------------------------------------------------------------------
Joseph T. Jordan, Jr.    Chairman and    Indefinite;       For more than the past five      1            Director of
1816 Front Street        Trustee         Since:            years, Mr. Jordan has served                   Cardinal
Suite 320                                May 1995          as the President of Practice                  State Bank
Durham, NC 27705                                           Management Services, Inc. (a
Age: 59                                                    medical practice management
                                                           firm).
---------------------------------------------------------------------------------------------------------------------
Charles T. Manatt, Esq.  Trustee         Indefinite;       Founder, Manatt, Phelps &        1            Director of
700 12th Street, N.W.                    Since:            Phillips, L.L.P. (a law firm);                   FedEx
Suite 1100                               February 2002     from 1999-2001, served as                     Corporation
Washington, DC 20005                                       U.S. Ambassador to the
Age: 69                                                    Dominican Republic.
---------------------------------------------------------------------------------------------------------------------

1 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and officers. To obtain a copy of the SAI, without charge, call (800) 622-2474.



OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-622-2474, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-622-2474. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 OAK VALUE FUND
                                 INVESTMENT ADVISER
                                 Oak Value Capital Management, Inc.
                                 3100 Tower Boulevard, Suite 700
                                 Durham, North Carolina 27707
                                 1-800-680-4199
                                  www.oakvaluefund.com

                                 ADMINISTRATOR
                                 Ultimus Fund Solutions, LLC
                                 225 Pictoria Drive, Suite 450
                                 Cincinnati, Ohio 45246

                                 INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                                 Deloitte & Touche LLP
                                 250 East Fifth Street
                                 Suite 1900
                                 Cincinnati, Ohio 45202

                                 CUSTODIAN
                                 US Bank, N.A.
                                 425 Walnut Street
                                 Cincinnati, Ohio 45202

                                 BOARD OF TRUSTEES
                                 Joseph T. Jordan, Jr., Chairman
                                 C. Russell Bryan
                                 Larry D. Coats, Jr.
                                 John M. Day
                                 Charles T. Manatt

                                 OFFICERS
                                 Larry D. Coats, Jr., President
                                 Matthew F. Sauer, Vice President
                                 Robert G. Dorsey, Vice President
                                 Mark J. Seger, Treasurer
                                 John F. Splain, Secretary

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE OAK VALUE FUND. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joseph T. Jordan, Jr. Mr. Jordan is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $19,400 with respect to the registrant's fiscal year ended June 30, 2005. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $21,000 with respect to the registrant's fiscal year ended June 30, 2004.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,100 and $1,500 with respect to the registrant's fiscal years ended June 30, 2005 and 2004, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended June 30, 2005 and 2004, aggregate non-audit fees of $2,100 and $1,500, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's governance, nomination and compensation committee shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the committee at the registrant's offices and meet any minimum qualifications adopted by the committee. The committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto






Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             ---------------------------------------------------------


By (Signature and Title)*    /s/ Larry D. Coats, Jr.
                           -------------------------------------------

                           Larry D. Coats, Jr., President

Date          August 26, 2005
      ------------------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Larry D. Coats, Jr.
                           -------------------------------------------

                           Larry D. Coats, Jr., President


Date         August 26, 2005
      -----------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date        August 26, 2005
     ------------------------------------




* Print the name and title of each signing officer under his or her signature.